GOODWILL AND BUSINESS ACQUISITIONS - Schedule of Identifiable Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 10, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES ASSUMED
EXCESS ATTRIBUTABLE TO GOODWILL		$ 67,131	$ 68,421	$ 156
Vindara
ASSETS ACQUIRED
Prepaid expenses, deposits and fixed assets	$ 59
Total assets acquired	11,009
LIABILITIES ASSUMED
Accounts payable and other liabilities	50
Accrued salary and benefits	22
Deferred tax liability	2,775
Total liabilities assumed	2,847
FAIR VALUE OF NET ASSETS ACQUIRED	8,162
PURCHASE PRICE	22,592
EXCESS ATTRIBUTABLE TO GOODWILL	14,430	$ 14,430	$ 14,430
Licenses | Vindara
ASSETS ACQUIRED
Intangible assets	1,700
Intellectual property | Vindara
ASSETS ACQUIRED
Intangible assets	$ 9,250